Leases (Details) - Schedule of Amounts Recognized in Profit and Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Leases [Abstract]
Depreciation expense on right-of-use assets	$ 199	$ 88
Interest expense on lease liabilities	82	82
Expense relating to short-term leases		$ 71